Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative financial instruments
Schedule of derivative activity by volume

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Producer 3-way (oil)
2023
Volume (Bbl)	431,160	340,263	228,659	208,488	1,208,570
Weighted-average sub-floor price ($/Bbl)	$57.22	$62.22	$60.42	$60.43	$59.79
Weighted-average floor price ($/Bbl)	$70.62	$77.89	$79.25	$80.00	$75.92
Weighted-average ceiling price ($/Bbl)	$96.04	$99.23	$100.61	$101.92	$98.82
Producer 3-way (natural gas)
2023
Volume (Mcf)	2,634,993	—	—	—	2,634,993
Weighted-average sub-floor price ($/Mcf)	$4.41	$—	$—	$—	$4.41
Weighted-average floor price ($/Mcf)	$5.51	$—	$—	$—	$5.51
Weighted-average ceiling price ($/Mcf)	$11.28	$—	$—	$—	$11.28
Collar (natural gas)
2023
Volume (Mcf)	774,634	3,051,421	2,530,000	2,070,000	8,426,055
Weighted-average floor price ($/Mcf)	$5.96	$4.12	$4.25	$4.50	$4.42
Weighted-average ceiling price ($/Mcf)	$9.15	$5.63	$5.90	$6.35	$6.21

Schedule of commodity derivatives reported in earnings

	Year Ended December 31,
(in thousands)	2022	2021	2020
(Loss) gain on commodity derivatives
Oil derivatives	$(14,985)	$(24,885)	$11,604
Natural gas derivatives	(10,339)	(7,504)	1,402
Total	$(25,324)	$(32,389)	$13,006

Schedule of net cash receipts (payments on) commodity derivatives

	Year Ended December 31,
(in thousands)	2022	2021	2020
Net cash (payments on) receipts from commodity derivatives
Oil derivatives	$(23,695)	$(19,034)	$10,180
Natural gas derivatives	(18,742)	(6,185)	1,733
Total	$(42,437)	$(25,219)	$11,913